Other assets	12 Months Ended
Dec. 31, 2018
Other assets abstract
Other assets

12.  Other assets

Other assets comprise the following at December 31:

	2018			2017
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits given	2,208	11	2,219	2,022	8	2,030
Prepayments and accrued income	16	3,672	3,688	—	2,977	2,977
Biological assets	7,790	—	7,790	27,279	—	27,279
Other assets	472	5,130	5,602	758	6,941	7,699
Total	10,486	8,813	19,299	30,059	9,926	39,985

Biological assets comprise timber farms in South Africa, which are a source of raw materials used for the production of silicon metal. The biological assets are measured at fair value (see Note 28).